Prepayment for Acquisition of Land Use Right	12 Months Ended
Dec. 31, 2022
Description Of Accounting Policy For Deferred Acquisition Costs Arising From Insurance Contracts Text Block Abstract
PREPAYMENT FOR ACQUISITION OF LAND USE RIGHT
23.	PREPAYMENT FOR ACQUISITION OF LAND USE RIGHT

On September 2, 2010, Hongri Fujian entered into an agreement with a third party, Taihu Weiqi Sports Apparel Co., Ltd., to acquire a land use right in relation to the development of factories in Anhui Kaixin for a total consideration of $6,340,456. As of December 31, 2015, the transaction has not been completed yet due to disputes between the original owner of the land and the government regarding the compensation for vacating the premises. In relation to this dispute, the Company expected that the project would be delayed or, in the worst case, be terminated. Accordingly, the Company provided a provision of impairment loss against the carrying value for such prepayment. The detail estimation of such provision is explained in note 6.

The assets were disposed along with the menswear business in 2022, no more assets as of December 31, 2022.